CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF EQUITY
Cash dividend per common share	$ 6.55	$ 6.51	$ 6.43
Common stock issued under employee plans (in shares)	5,608,845	4,972,028	4,569,917
Purchases of treasury stock under employee plans (in shares)	2,286,912	2,363,966	2,000,704
Sales of treasury stock under employee plans (in shares)	2,093,243	2,934,907	2,041,347
Other treasury shares purchased, not retired (in shares)			9,979,516